RISK MANAGEMENT - Impact on ECL for each methodology (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Optimistic scenario
RISK MANAGEMENT
Increase (decrease) in ECL	$ (731,608)	$ (1,268,499)
Pessimistic scenario
RISK MANAGEMENT
Increase (decrease) in ECL	1,140,884	1,827,059
Collective methodology | Optimistic scenario
RISK MANAGEMENT
Increase (decrease) in ECL	(179,919)	(819,971)
Collective methodology | Pessimistic scenario
RISK MANAGEMENT
Increase (decrease) in ECL	166,619	625,161
Collateral methodology | Optimistic scenario
RISK MANAGEMENT
Increase (decrease) in ECL	(405,438)	(314,094)
Collateral methodology | Pessimistic scenario
RISK MANAGEMENT
Increase (decrease) in ECL	822,293	1,071,738
Individual methodology | Optimistic scenario
RISK MANAGEMENT
Increase (decrease) in ECL	(146,251)	(134,434)
Individual methodology | Pessimistic scenario
RISK MANAGEMENT
Increase (decrease) in ECL	$ 151,972	$ 130,160